[LOGO] MFS INVESTMENT MANAGEMENT

Semiannual Report
March 31, 1997

MFS(r) Research Fund

[GRAPHIC] MAN AND WOMAN IN WINDOW

Learning financial basics the easy way (see page 27)

Table of Contents

Letter from the Chairman..................  1
Director of Research's Overview...........  2
Fund Facts................................  4
Performance Summary.......................  4
Portfolio Concentration...................  6
Portfolio of Investments..................  7
Financial Statements...................... 12
Notes to Financial Statements............. 20
The ABCs of Investing..................... 27
The MFS Family of Funds(R)................ 28
Trustees and Officers..................... 29

Highlights

[bullet] For the six months ended March 31, 1997, Class A shares of the Fund provided a total return at net asset value of 2.11%, Class B shares 1.79%, Class C shares 1.80%, and Class I shares 2.23%.

[bullet] The Fund's allocation to the financial services sector has increased, as the economic environment of slow growth and low inflation has allowed select banks and insurance companies to flourish.

[bullet] While the weighting in technology has decreased, mainly due to some profit taking, several technology stocks contributed to the Fund's performance, including Microsoft, Compuware, Intel, and Compaq.

[bullet] The Fund has increased its weighting in the basic materials sector, in which several companies have achieved strong performance through focused cost savings and the introduction of new, higher-margin products and services.

Letter from the Chairman

[GRAPHIC] A. KEITH BRODKIN

Dear Shareholders:

After more than six years of expansion, the U.S. economy is experiencing another year of moderate growth in 1997, although a few signs point to the possibility of a modest rise in inflation during the year. On the positive side, the pattern of moderate growth and inflation set over the past few years now seems fairly well entrenched in the economy and, short of a major international or domestic crisis, appears to have enough momentum to remain on track for some time. Also, gains in such important sectors as housing, automobiles, industrial production, and exports indicate a fair amount of underlying strength in the economy. However, some reason for caution can be seen in the continuing high levels of consumer debt and rising personal bankruptcies, as well as in the ongoing tightness in the labor market, which could add some inflationary pressures to the economy. Given these somewhat conflicting indicators, we expect real (inflation-adjusted) growth to revolve around 2% in 1997, with more strength occurring earlier in the year.

 We continue to urge U.S. equity investors to lower their expectations for 1997. Just as the slowdown in corporate earnings growth and increases in interest rates in 1996 raised some near-term concerns, further interest rate increases and the fear of an acceleration of inflation have negatively affected the stock market in 1997. However, while the U.S. equity market has enjoyed several years without a major correction, we would like to point out that such downturns are a natural part of the investment environment and, when they end, they often result in more attractive valuations for stocks. Also, as the year progresses, we expect to see some improvement in corporate earnings and a leveling off of interest rates. As a result, we believe this year's correction should help provide a more solid foundation for the long-term viability of the equity market.

 We appreciate your support and welcome any questions or comments you may have.

Respectfully,

[SIG] A. Keith Brodkin

A. Keith Brodkin
Chairman and President

April 14, 1997

Director of Research's Overview

[GRAPHIC] Kevin R. Parke

Dear Shareholders:

For the six months ended March 31, 1997, Class A shares of the Fund provided a total return of 2.11%, Class B shares 1.79%, Class C shares 1.80%, and Class I shares 2.23%. These returns assume the reinvestment of distributions but exclude the effects of any sales charges and compare to an 11.20% return for the Standard & Poor's 500 Composite Index (the S&P 500), a popular, unmanaged index of common stock total return performance, for the same period.
    The Fund's underperformance versus the S&P 500 during the period can be attributed to two sectors: technology, and business products and services. Both computer software and business products and services stocks showed market weakness during the past six months, primarily reflecting concerns about high valuations and fear that upcoming earnings announcements would be poor. Computer networking stocks were also pressured during the period because of a resurfacing competitive environment. In spite of this, we regard a number of companies in these sectors, such as Sun Microsystems, Intel, and Microsoft, to be leaders in their respective industries. They have been included in the Fund because of what our analysts see as their long-term, sustainable competitive advantage within their industries, which the analysts believe will translate into successful long-term stock market performance.
    During the past six months, sector weightings in the Fund have shifted based on the industry analysts' changing best ideas. Most notably, the allocation to the financial services sector increased by approximately 4.8% as the economic environment of slow growth and low inflation allowed select banks and insurance companies to flourish during the latter half of 1996 and the beginning of 1997. Many of the banking and insurance stocks in the Fund have performed well. For example, Chase Manhattan continues to provide mid-teen earnings-per-share growth through both leveraging the expense savings of the Chase-Chemical merger and a share repurchase plan. These successful moves have translated into positive returns for the Fund.
    The analysts have also increased the Fund's weighting in the basic materials sector. Several companies within the chemical and specialty chemical industries, including BetzDearborn, du Pont, Air Products & Chemicals, and Praxair, have enhanced the Fund's returns. These companies have achieved strong stock performance through focused cost-savings efforts and the introduction of new, higher-margin products and services to complement existing product lines.
    The weighting in technology decreased during the past six months, mainly due to some profit taking. However, several technology stocks continued to add to the Fund's performance, including Compuware, Compaq, and Lattice Semiconductor. These companies have developed solid competitive positions within their industries that have translated into successful stock performance. In our view, the earnings outlook for many of the technology companies in the Fund remains strong.
   The Fund continues to be underweighted in the energy, auto and housing, and utilities and communications sectors. The analysts believe that the earnings outlook for many of the companies within these sectors remains bleak. The analysts also reduced the Fund's exposure to the leisure, transportation, and consumer staples sectors recently, based on what they see as an uncertain profit picture.
    The Fund continues to select investments based on the research analysts' best ideas within their respective industries. The stocks are selected after careful, in-depth fundamental analysis of each company's earnings outlook. Although each analyst incorporates general economic forecasts into his or her decision-making process, ultimately, stocks selected for the Fund represent companies that the analysts believe offer the best possibility for capital appreciation regardless of the economic outlook. These companies typically demonstrate dominant and/or growing market share, high-quality new and existing products, superior management teams, and strong financial statements. However, the analysts revisit weightings regularly to help ensure agreement in the changing economic landscape.

Respectfully,

[SIG] Kevin R. Parke

Kevin R. Parke
Director of Research

The committee of MFS research analysts is responsible for the day-to-day management of the Fund under the general supervision of Mr. Parke.

Fund Facts

Strategy:              The objective of the Fund is long-term growth of capital
                       and future income.

Commencement of
investment operations: Class A: October 13, 1971
                       Class B: September 7, 1993
                       Class C: January 3, 1994
                       Class I: January 2, 1997

Size:                  $2.8 billion net assets as of March 31, 1997

Performance Summary

Because mutual funds like MFS(R) Research Fund are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for Class A, Class B, Class C, and Class I shares for the applicable time periods.

Average Annual and Cumulative Total Rates of Return as of March 31, 1997 Class A Investment Results
(net asset value change including reinvested distributions)

                                6 Months    1 Year     5 Years     10 Years
----------------------------------------------------------------------------
Cumulative Total Return          +2.11%     +12.96%    +130.04%    +236.76%
----------------------------------------------------------------------------
Average Annual Total Return      --         +12.96%    + 18.13%    + 12.91%
----------------------------------------------------------------------------
SEC Results                      --         + 6.48%    + 16.74%    + 12.25%
----------------------------------------------------------------------------

Class B Investment Results
(net asset value change including reinvested distributions)

                                6 Months    1 Year     5 Years     10 Years
----------------------------------------------------------------------------
Cumulative Total Return          +1.79%     +12.22%    +124.16%    +228.21%
----------------------------------------------------------------------------
Average Annual Total Return      --         +12.22%    + 17.52%    + 12.62%
----------------------------------------------------------------------------
SEC Results                      --         + 8.22%    + 17.31%    + 12.62%
----------------------------------------------------------------------------

Class C Investment Results
(net asset value change including reinvested distributions)

                                6 Months    1 Year     5 Years     10 Years
----------------------------------------------------------------------------
Cumulative Total Return          +1.80%     +12.28%    +124.73%    +229.09%
----------------------------------------------------------------------------
Average Annual Total Return      --         +12.28%    + 17.58%    + 12.65%
----------------------------------------------------------------------------
SEC Results                      --         +11.28%    + 17.58%    + 12.65%
----------------------------------------------------------------------------

Class I Investment Results
(net asset value change including reinvested distributions)

                                6 Months    1 Year     5 Years     10 Years
 ----------------------------------------  --------- ----------- -----------
Cumulative Total Return          +2.23%     +13.09%    +130.23%    +237.06%
 ----------------------------------------  --------- ----------- -----------
Average Annual Total Return      --         +13.09%    + 18.15%    + 12.92%
 ----------------------------------------  --------- ----------- -----------
SEC Results                      --         +13.09%    + 18.15%    + 12.92%
 ----------------------------------------  --------- ----------- -----------

All results are historical and assume the reinvestment of dividends and capital gains. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results.

Class A SEC results include the maximum 5.75% sales charge. Class B SEC results reflect the applicable contingent deferred sales charge (CDSC), which declines over six years as follows: 4%, 4%, 3%, 3%, 2%, 1%, 0%. Class C shares have no initial sales charge but, along with Class B shares, have higher annual fees and expenses than Class A shares. Class C share purchases are subject to a 1% CDSC if redeemed within 12 months of purchase. Class I shares, which became available on January 2, 1997, have no sales load or Rule 12b-1 fees and are only available to certain institutional investors.

Class B and Class C share results include the performance and operating expenses (e.g., Rule 12b-1 fees) of the Fund's Class A shares for periods prior to the commencement of offering of Class B and Class C shares. Because operating expenses attributable to Class A shares are lower than those of Class B and Class C shares, Class B and Class C share performance generally would have been lower than Class A share performance. The Class A share performance included in the Class B and Class C share SEC performance has been adjusted to reflect the CDSC generally applicable to Class B and Class C shares rather than the sales charge generally applicable to Class A shares.

Class I share results include the performance and operating expenses
(e.g., Rule 12b-1 fees) of Class A shares for periods prior to the commencement of offering of Class I shares. Because operating expenses attributable to Class A shares are greater than those of Class I shares, Class I share performance generally would have been higher than Class A share performance. The Class A share performance included in the Class I share SEC performance has been adjusted to reflect the fact that Class I shares have no initial sales load.

Performance results reflect any applicable expense subsidies and waivers, without which the results would have been less favorable. Current subsidies and waivers may be discontinued at any time.

Portfolio Concentration as of March 31, 1997

Top 10 Equity Holdings

United Technologies Corp.
Aerospace, defense and building equipment company

Air Products & Chemicals, Inc.
Diversified chemical company

Microsoft Corp.
Computer software and systems company

Intel Corp.
Semiconductor manufacturer

Colgate-Palmolive Co.
Cosmetics and toiletries company

HFS, Inc.
Franchiser of hotels and real estate companies

Oracle Systems Corp.
Developer and manufacturer of database software

CIGNA Corp.
Multi-line insurance company

Kimberly-Clark Corp.
Paper products company

Wisconsin Central Transportation Corp.
Midwestern railroad company

Largest Sectors

[PIE CHART]
Miscellaneous 35.3%
Financial Services 17.0%
Technology 16.4%
Consumer Staples 11.4%
Health Care 11.2%
Industrial Goods & Services 8.7%

For a more complete breakdown, refer to the Portfolio of Investments.

Portfolio of Investments (Unaudited) - March 31, 1997

---------------------------------------------------------------------------------------------
Issuer                                                          Shares            Value
---------------------------------------------------------------------------------------------
U.S. Stocks - 89.4%
 Aerospace - 5.0%
  General Dynamics Corp.                                       484,600         $ 32,649,925
  Lockheed Martin Corp.                                        437,800           36,775,200
  McDonnell-Douglas Co.                                        213,300           13,011,300
  United Technologies Corp.                                    748,400           56,317,076
                                                                              ---------------
                                                                               $138,753,501
---------------------------------------------------------------------------------------------
 Agricultural Products - 0.8%
  Case Corp.                                                   458,300         $ 23,258,725
---------------------------------------------------------------------------------------------
 Apparel and Textiles - 0.6%
  Reebok International Ltd.                                    391,900         $ 17,586,513
---------------------------------------------------------------------------------------------
 Banks and Credit Companies - 4.3%
  Bank of Boston Corp.                                         206,420         $ 13,830,140
  Chase Manhattan Corp.                                        441,304           41,317,087
  Comerica, Inc.                                               472,500           26,637,188
  Fleet/Norstar Financial Group, Inc.                          420,900           24,096,525
  Household International, Inc.                                144,400           12,436,450
                                                                              ---------------
                                                                               $118,317,390
---------------------------------------------------------------------------------------------
 Building - 0.8%
  Newport News Shipbuilding                                  1,528,500         $ 22,163,250
---------------------------------------------------------------------------------------------
 Business Machines - 0.9%
  Sun Microsystems, Inc.                                       911,200         $ 26,310,900
---------------------------------------------------------------------------------------------
 Business Services - 2.0%
  Accustaff, Inc.                                            1,243,700         $ 20,831,975
  DST Systems, Inc.                                            513,300           14,629,050
  Ikon Office Solution                                         520,100           17,423,350
  Technology Solutions                                         151,600            4,187,950
                                                                              ---------------
                                                                               $ 57,072,325
---------------------------------------------------------------------------------------------
 Chemicals - 4.8%
  Air Products & Chemicals, Inc.                               780,100         $ 52,949,288
  BetzDearborn, Inc.                                           396,400           25,022,750
  du Pont (E. I.) de Nemours & Co.                             148,200           15,709,200
  Praxair, Inc.                                                866,400           38,879,700
                                                                              ---------------
                                                                               $132,560,938
---------------------------------------------------------------------------------------------
 Computer Software - Personal Computers - 3.3%
  Electronic Arts, Inc.                                        677,900         $ 18,049,088
  First Data Corp.                                             646,300           21,893,413
  Microsoft Corp.                                              570,800           52,335,225
                                                                              ---------------
                                                                               $ 92,277,726
---------------------------------------------------------------------------------------------
 Computer Software - Systems - 6.6%
  Adobe Systems, Inc.                                          486,700         $ 19,528,838
  BMC Software, Inc.*                                          483,500           22,301,438
  Cadence Design Systems, Inc.                                 633,075           21,761,953
  Compaq Computer Corp.                                        374,300           28,680,738
  Computer Associates International                            372,950           14,498,431
  Compuware Corp.                                              214,700           13,472,425
  Oracle Systems Corp.                                       1,203,025           46,391,652

                                      7

Portfolio of Investments (Unaudited) - continued

Stocks - continued
---------------------------------------------------------------------------------------------
Issuer                                                          Shares            Value
---------------------------------------------------------------------------------------------
U.S. Stocks - continued
 Computer Software - Systems - continued
  Sybase, Inc.                                                 405,900         $  5,682,600
  Synopsis, Inc.                                               427,900           10,697,500
                                                                              ---------------
                                                                               $183,015,575
---------------------------------------------------------------------------------------------
 Consumer Goods and Services - 7.6%
  Colgate-Palmolive Co.                                        491,000         $ 48,915,875
  Gillette Co.                                                 556,900           40,444,863
  Lauder (Estee) Cos., Inc., "A"                               281,500           13,617,563
  Procter & Gamble Co.                                         320,600           36,869,000
  Revlon, Inc., "A"                                            411,600           15,692,250
  Sherwin Williams Co.                                         994,000           26,838,000
  Tyco International Ltd.                                      529,200           29,106,000
                                                                              ---------------
                                                                               $211,483,551
---------------------------------------------------------------------------------------------
 Defense Electronics - 0.8%
  Loral Communications Corp.                                 1,608,200         $ 22,715,825
---------------------------------------------------------------------------------------------
 Electronics - 3.0%
  Analog Devices, Inc.                                         518,400         $ 11,663,998
  Intel Corp.                                                  352,300           49,013,738
  Lattice Semiconductor                                        503,200           23,021,400
                                                                              ---------------
                                                                               $ 83,699,136
---------------------------------------------------------------------------------------------
 Entertainment - 2.0%
  Clear Channel Communications Corp.                           358,800         $ 15,383,550
  ITT Corp.                                                    211,900           12,475,613
  Jacor Communications, Inc., A                                646,200           17,851,275
  Showboat, Inc.                                               439,500            8,680,125
                                                                              ---------------
                                                                               $ 54,390,563
---------------------------------------------------------------------------------------------
 Financial Institutions - 3.4%
  Advanta Corp., "B"                                           587,600         $ 15,204,150
  American Express Co.                                         220,600           13,208,425
  Dean Witter Discover & Co., Inc.                             223,800            7,805,025
  Federal National Mortgage Assn.                              516,000           18,640,500
  Franklin Resources, Inc.                                     367,250           18,729,750
  Union Planters Corp.                                         522,937           21,244,316
                                                                              ---------------
                                                                               $ 94,832,166
---------------------------------------------------------------------------------------------
 Food and Beverage Products - 3.3%
  Coca-Cola Co.                                                484,000         $ 27,043,500
  Earthgrains Co.                                              288,900           14,445,000
  McCormick & Co., Inc.                                        688,800           16,875,600
  PepsiCo, Inc.                                                480,200           15,666,525
  Tyson Foods, Inc., "A"                                       890,400           17,251,500
                                                                              ---------------
                                                                               $ 91,282,125
---------------------------------------------------------------------------------------------
 Forest and Paper Products - 1.6%
  Kimberly-Clark Corp.                                         440,200         $ 43,744,875
---------------------------------------------------------------------------------------------

                                      8



Portfolio of Investments (Unaudited) - continued

Stocks - continued
---------------------------------------------------------------------------------------------
Issuer                                                          Shares            Value
---------------------------------------------------------------------------------------------
U.S. Stocks - continued
 Insurance - 8.0%
  Allstate Corp.                                               386,510         $ 22,949,031
  Chubb Corp.                                                  349,500           18,829,313
  CIGNA Corp.                                                  305,100           44,582,738
  Conseco, Inc.                                                708,700           25,247,438
  Equitable of Iowa Cos.                                       311,200           15,560,000
  ITT Hartford Group, Inc.                                     359,000           25,892,875
  Nationwide Financial Services, "A"                            31,300              805,975
  Penncorp Financial Group, Inc.                             1,020,200           32,646,400
  Reliastar Financial Corp.                                     39,900            2,359,088
  Security of Connecticut                                      274,300           12,377,788
  Travelers, Inc.                                              483,800           23,161,925
                                                                              ---------------
                                                                               $224,412,571
---------------------------------------------------------------------------------------------
 Medical and Health Products - 3.3%
  Bristol-Myers Squibb Co.                                     701,000         $ 41,359,000
  Mentor Corp.                                                 209,600            4,532,600
  Pfizer, Inc.                                                 250,400           21,064,900
  Rhone-Poulenc Rorer                                          191,100           14,141,400
  Uromed Corp.+++                                            1,351,000            9,963,625
                                                                              ---------------
                                                                               $ 91,061,525
---------------------------------------------------------------------------------------------
 Medical and Health Technology and Services - 6.6%
  Cardinal Health, Inc.                                        238,400         $ 12,963,000
  HBO & Co.                                                    488,100           23,184,750
  Healthsouth Corp.                                            148,600            2,841,975
  Horizon/CMS Healthcare                                       234,400            3,633,200
  Pacificare Health Systems, "A"                               242,900           20,069,613
  Pacificare Health Systems, "B"                               179,000           15,438,750
  St. Jude Medical, Inc.                                     1,059,350           35,355,806
  Tenet Healthcare Corp.                                       553,500           13,629,938
  United Healthcare Corp.                                      868,300           41,352,788
  Vivra, Inc.                                                  514,400           13,888,800
                                                                              ---------------
                                                                               $182,358,620
---------------------------------------------------------------------------------------------
 Oil Services - 0.4%
  Diamond Offshore Drilling Co.                                148,000         $ 10,138,000
---------------------------------------------------------------------------------------------
 Oils - 3.3%
  British Petroleum PLC, ADR                                   228,783         $ 31,400,467
  Chevron Corp.                                                455,100           31,686,338
  Mobil Corp.                                                  210,100           27,444,313
  Newfield Exploration Co.                                      19,100              362,900
                                                                              ---------------
                                                                               $ 90,894,018
---------------------------------------------------------------------------------------------
 Pollution Control - 1.0%
  Browning-Ferris Industries, Inc.                             509,400         $ 14,708,925
  WMX Technologies, Inc.                                       411,400           12,599,125
                                                                              ---------------
                                                                               $ 27,308,050
---------------------------------------------------------------------------------------------
 Railroad - 2.5%
  Burlington Northern SA                                       379,990         $ 28,119,260
  Wisconsin Central Transportation Corp.                     1,182,700           41,690,175
                                                                              ---------------
                                                                               $ 69,809,435
---------------------------------------------------------------------------------------------

                                      9



Portfolio of Investments (Unaudited) - continued

Stocks - continued
---------------------------------------------------------------------------------------------
Issuer                                                          Shares            Value
---------------------------------------------------------------------------------------------
U.S. Stocks - continued
 Restaurants and Lodging - 3.3%
  HFS, Inc.                                                    790,700         $ 46,552,463
  Host Marriott Corp.                                        1,873,300           31,846,100
  MGM Grand, Inc.                                              170,100            6,166,125
  Promus Hotel Corp.                                           185,450            6,166,213
                                                                              ---------------
                                                                               $ 90,730,901
---------------------------------------------------------------------------------------------
 Stores - 4.1%
  Ann Taylor Stores                                            817,100         $ 16,648,413
  Gymboree Corp.                                               719,400           19,333,875
  Hollywood Entertainment Corp.                                393,500            9,591,563
  Home Depot, Inc.                                             323,600           17,312,600
  Lowes Co.                                                    371,300           13,877,338
  Rite-Aid Corp.                                               634,550           26,651,100
  Staples, Inc.                                                605,550           12,186,694
                                                                              ---------------
                                                                               $115,601,583
---------------------------------------------------------------------------------------------
 Supermarkets - 1.4%
  Safeway, Inc.                                                839,100         $ 38,913,263
---------------------------------------------------------------------------------------------
 Telecommunications - 1.9%
  Ascend Communication Corp.                                   114,400         $  4,661,800
  Glenayre Technologies, Inc.                                  268,600            2,652,425
  Lucent Technologies                                          400,400           21,121,100
  Worldcom, Inc.                                             1,086,200           23,896,400
                                                                              ---------------
                                                                               $ 52,331,725
---------------------------------------------------------------------------------------------
 Utilities - Gas - 1.1%
  Coastal Corp.                                                626,700         $ 30,081,600
---------------------------------------------------------------------------------------------
 Utilities - Telephone - 1.7%
  MCI Communications Corp.                                     746,600         $ 26,597,625
  Sprint Corp.                                                 460,200           20,939,100
                                                                              ---------------
                                                                               $ 47,536,725
---------------------------------------------------------------------------------------------
Total U.S. Stocks                                                            $2,484,643,100
---------------------------------------------------------------------------------------------
Foreign Stocks - 7.7%
 Finland - 0.6%
  Huhtamaki Oy Group (Food Products)                           335,800        $ 16,419,680
---------------------------------------------------------------------------------------------
 France - 0.5%
  Union des Assurances Federales SA (Insurance)                105,400         $ 13,615,720
---------------------------------------------------------------------------------------------
 Hong Kong - 0.7%
  Giordano International Ltd. (Retail)                       5,569,000         $  3,377,599
  Wharf Holdings Ltd. (Real Estate)                          4,360,000           16,683,976
                                                                              ---------------
                                                                               $ 20,061,575
---------------------------------------------------------------------------------------------
 Italy - 0.4%
  Gucci Group NV (Apparel and Textiles)                        171,700         $ 12,383,863
  Telecom Italia Mobile S.p.A (Telecommunications)              96,000              160,575
                                                                              ---------------
                                                                               $ 12,544,438
---------------------------------------------------------------------------------------------
 Japan - 1.6%
  Sony Corp. (Electronics)                                     414,000         $ 28,959,217
  TDK Corp. (Chemicals/Electronics)                            230,000           15,809,464
                                                                              ---------------
                                                                               $ 44,768,681
---------------------------------------------------------------------------------------------

                                      10



Portfolio of Investments (Unaudited) - continued

Stocks - continued
---------------------------------------------------------------------------------------------
Issuer                                                          Shares            Value
---------------------------------------------------------------------------------------------
Foreign Stocks - continued
 Philippines - 0.1%
  Pilipino Telephone (Telecommunications)                     4,086,700        $  2,443,438
---------------------------------------------------------------------------------------------
 Singapore - 0.4%
  DBS Land Holdings (Real Estate)                             2,868,000        $  9,814,870
---------------------------------------------------------------------------------------------
 South Korea - 0.1%
  Korea Mobile Telecom (Telecommunications)##                   311,628        $  3,194,182
---------------------------------------------------------------------------------------------
 Sweden - 0.7%
  ASTRA AB, "B" (Pharmaceuticals)                               147,550        $  6,929,656
  Nobel Biocare AB (Medical and Health Products)##              694,500          11,961,096
                                                                              ---------------
                                                                               $  8,890,752
---------------------------------------------------------------------------------------------
 Switzerland - 1.2%
  Novartis AG (Pharmaceuticals)*                                 27,086        $ 33,577,840
---------------------------------------------------------------------------------------------
 United Kingdom - 1.4%
  Jarvis Hotels PLC (Restaurants and Lodging)*+               5,532,295        $ 15,992,758
  Kwik-Fit Holdings PLC (Banks and Credit Companies)          3,762,500          14,245,201
  Storehouse PLC (Retail)                                     2,020,700           7,799,902
                                                                              ---------------
                                                                               $ 38,037,861
---------------------------------------------------------------------------------------------
Total Foreign Stocks                                                           $213,369,037
---------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $2,488,896,862)                               $2,698,012,137
---------------------------------------------------------------------------------------------
Preferred Stock - 0.2%
---------------------------------------------------------------------------------------------
Germany - 0.2%
  Sap AG (Identified Cost, $6,075,529)                           37,000        $  6,308,478
---------------------------------------------------------------------------------------------
Short-Term Obligations - 2.3%
---------------------------------------------------------------------------------------------
                                                              Principal Amount
                                                              (000 Omitted)
---------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., due 4/02/97- 4/09/97       $   20,000        $ 19,986,432
Ford Motor Credit Corp., due 4/09/97                             20,000          19,974,889
General Electric Co., due 4/01/97                                12,600          12,600,000
Tennessee Valley Authority, due 4/10/97                          10,500          10,485,825
---------------------------------------------------------------------------------------------
Total Short-Term Obligations, at Amortized Cost                                $ 63,047,146
---------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $2,558,019,535)                          $2,767,367,761
Other Assets, Less Liabilities - 0.4%                                             9,665,111
---------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                          $2,777,032,872
---------------------------------------------------------------------------------------------

  *Non-income producing security.
  +Restricted security.
+++Affiliated issuers are those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. ##SEC-144A restriction.

See notes to financial statements

Financial Statements

Statement of Assets and Liabilities (Unaudited)
-------------------------------------------------------------------------------

                               March 31, 1997
---------------------------------------------------------------------------------------------
Assets:
Investments at value:
  Unaffiliated issuers (identified cost, $2,545,563,768)                        $2,757,404,136
  Affiliated issuer (identified cost $12,455,767)                                    9,963,625
                                                                               ---------------
    Total investments, at value (identified cost $2,558,019,535)                $2,767,367,761
                                                                               ---------------
  Cash                                                                                 321,457
  Receivable for Fund shares sold                                                   27,470,358
  Receivable for investments sold                                                   26,393,536
  Dividends receivable                                                               2,845,724
  Other assets                                                                          16,804
                                                                               ---------------
    Total assets                                                                $2,824,415,640
                                                                               ---------------
Liabilities:
  Payable for Fund shares reacquired                                            $    6,970,085
  Payable for investments purchased                                                 39,611,628
  Payable to affiliates -
    Management fee                                                                      97,831
    Shareholder servicing agent fee                                                     40,795
    Distribution fee                                                                   209,177
  Accrued expenses and other liabilities                                               453,252
                                                                               ---------------
    Total liabilities                                                           $   47,382,768
                                                                               ---------------
Net assets                                                                      $2,777,032,872
                                                                               ---------------
Net assets consist of:
  Paid-in capital                                                               $2,507,985,613
  Unrealized appreciation on investments and translation of assets and
    liabilities in foreign currencies                                              209,329,376
  Accumulated undistributed net realized gain on investments and foreign
    currency transactions                                                           63,923,283
  Accumulated net investment loss                                                   (4,205,400)
                                                                               ---------------
    Total                                                                       $2,777,032,872
                                                                               ---------------
Shares of beneficial interest outstanding                                          155,857,338
                                                                               ---------------
Class A shares:
  Net asset value per share
    (net assets of $1,373,949,310 / 76,333,768 shares of beneficial interest
    outstanding)                                                                     $18.00
                                                                               ---------------
  Offering price per share (100 / 94.25)                                             $19.10
                                                                               ---------------
Class B shares:
  Net asset value and offering price per share
    (net assets of $1,122,966,254 / 63,667,860 shares of beneficial interest
    outstanding)                                                                     $17.64
                                                                               ---------------
Class C shares:
  Net asset value and offering price per share
    (net assets of $265,308,508 / 15,033,590 shares of beneficial interest
    outstanding)                                                                     $17.65
                                                                               ---------------
Class I shares:
  Net asset value per share
    (net assets of $14,808,800 / 822,120 shares of beneficial interest
    outstanding)                                                                     $18.01
                                                                               ---------------

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See notes to financial statements

Statement of Operations (Unaudited)
-------------------------------------------------------------------------------

                      Six Months Ended March 31, 1997
---------------------------------------------------------------------------------------------
Net investment income:
  Income -
    Dividends                                                                  $ 10,657,500
    Interest                                                                      2,087,449
    Foreign taxes withheld                                                          (62,628)
                                                                             ---------------
      Total investment income                                                  $ 12,682,321
                                                                             ---------------
  Expenses -
    Management fee                                                             $  3,979,792
    Trustees' compensation                                                           32,441
    Shareholder servicing agent fee (Class A)                                       361,223
    Shareholder servicing agent fee (Class B)                                       414,163
    Shareholder servicing agent fee (Class C)                                        63,488
    Shareholder servicing agent fee (Common)                                        852,083
    Distribution and service fee (Class A)                                        2,063,532
    Distribution and service fee (Class B)                                        4,663,845
    Distribution and service fee (Class C)                                        1,020,989
    Postage                                                                         230,007
    Custodian fee                                                                   201,024
    Printing                                                                         99,848
    Administrative fee                                                               32,573
    Auditing fees                                                                    27,423
    Legal fees                                                                        9,443
    Miscellaneous                                                                 1,727,947
                                                                             ---------------
      Total expenses                                                           $ 15,779,821
    Fees paid indirectly                                                            (22,435)
                                                                             ---------------
      Net expenses                                                             $ 15,757,386
                                                                             ---------------
       Net investment loss                                                     $ (3,075,065)
                                                                             ---------------
Realized and unrealized gain (loss) on investments:
  Realized gain (loss) (identified cost basis) -
    Investment transactions                                                    $ 63,748,853
    Foreign currency transactions                                                  (186,834)
                                                                             ---------------
      Net realized gain on investment and foreign currency transactions        $ 63,562,019
                                                                             ---------------
  Change in unrealized depreciation -
  Investments                                                                  $(65,033,170)
  Translation of assets and liabilities in foreign currencies                       (18,218)
                                                                             ---------------
    Net unrealized loss on investments and foreign currency translation        $(65,051,388)
                                                                             ---------------
    Net realized and unrealized loss on investments and foreign currency       $ (1,489,369)
                                                                             ---------------
      Decrease in net assets from operations                                   $ (4,564,434)
                                                                             ---------------

See notes to financial statements

Statement of Changes in Net Assets
-------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
                                                    Six Months Ended
                                                     March 31, 1997       Year Ended
                                                       (Unaudited)    September 30, 1996
---------------------------------------------------------------------------------------
Increase (decrease) in net assets:
From operations -
  Net investment income (loss)                       $   (3,075,065)    $      888,631
  Net realized gain on investments and foreign
    currency transactions                                63,562,019        109,853,790
  Net unrealized gain (loss) on investments and
    foreign currency translation                        (65,051,388)       148,650,510
                                                    ---------------- --------------------
    Increase (decrease) in net assets from
      operations                                     $   (4,564,434)    $  259,392,931
                                                    ---------------- --------------------
Distributions declared to shareholders -
  From net investment income (Class A)               $     (394,105)    $   (1,746,150)
  From net investment income (Class C)                       (6,127)             --
  From net realized gain on investments and foreign
    currency transactions (Class A)                     (56,493,337)       (33,116,571)
  From net realized gain on investments and foreign
    currency transactions (Class B)                     (41,918,723)       (13,804,424)
  From net realized gain on investments and foreign
    currency transactions (Class C)                      (9,190,640)        (1,987,076)
  In excess of net investment income (Class A)           (1,113,030)             --
  In excess of net investment income (Class C)              (17,305)            (5,537)
                                                    ---------------- --------------------
    Total distributions declared to shareholders     $ (109,133,267)    $  (50,659,758)
                                                    ---------------- --------------------
Fund share (principal) transactions -
  Net proceeds from sale of shares                   $1,310,119,711     $1,101,792,673
  Net asset value of shares issued to shareholders
    in reinvestment of distributions                     92,932,656         43,699,368
  Cost of shares reacquired                            (301,162,295)      (277,022,647)
                                                    ---------------- --------------------
    Increase in net assets from Fund share
      transactions                                   $1,101,890,072     $  868,469,394
                                                    ---------------- --------------------
      Total increase in net assets                   $  988,192,371     $1,077,202,567
Net assets:
  At beginning of period                              1,788,840,501        711,637,934
                                                   ---------------- --------------------
  At end of period (including accumulated
    undistributed net investment income (loss) of
    $(4,205,400) and $400,233, respectively)         $2,777,032,872     $1,788,840,501
                                                    ---------------- --------------------

See notes to financial statements

Financial Highlights
-----------------------------------------------------------------------------------------------------------
                                    Six Months
                                       Ended
                                     March 31,                     Year ended September 30,
                                       1997      ----------------------------------------------------------
                                    (Unaudited)     1996        1995        1994        1993       1992
 --------------------------------- ------------- ----------- ----------- ----------- ----------- ----------
                                         Class A
 --------------------------------- ------------- ----------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value -
  beginning of period                $   18.53     $  15.61    $  12.59  $  14.47    $  12.18    $  11.84
                                   ------------- ----------- ---------------------- ----------- -----------
Income from investment
  operations# -
 Net investment income               $    0.01     $   0.06    $   0.08  $   0.02    $   0.11    $   0.07
 Net realized and
   unrealized gain on
   investments and foreign
   currency transactions                  0.41         3.88        2.99      1.01        3.15        1.27
                                   ------------- ----------- ---------------------- ----------- -----------
    Total from investment
    operations                       $    0.42     $   3.94    $   3.07  $   1.03    $   3.26    $   1.34
                                   ------------- ----------- ---------------------- ----------- -----------
Less distributions declared to
  shareholders -
 From net investment income          $   --        $  (0.05)   $  (0.02) $  (0.03)   $  (0.07)   $     --
 From net realized gain on
    investments                         (0.92)        (0.97)      (0.03)    (2.87)      (0.90)       (1.00)
 In excess of net investment
    income                              (0.03)         --         --        (0.01)      --         --
                                   ------------- ----------- ---------------------- ----------- -----------
  Total distributions   declared
  to shareholders                   $   (0.95) $      (1.02)   $  (0.05) $  (2.91    $  (0.97)   $   (1.00)
                                   ------------- ----------- ---------------------- ----------- -----------
Net asset value - end of period     $   18.00 $       18.53    $  15.61  $  12.59    $  14.47 $      12.18
                                   ------------- ----------- ---------------------- ----------- -----------
Total return++                           2.11%+++     26.54%      24.49%     7.72%      28.87%       11.79%
Ratios (to average net assets)/Supplemental dataS.:
 Expenses##                              1.01%+        0.91%       0.95%     0.91%       0.90%        0.84%
 Net investment income                   0.06%+        0.36%       0.58%     0.14%       0.36%        0.59%
Portfolio turnover                         46%           81%         94%       79%         93%          74%
Average commission rate###         $   0.0315 $      0.0269        --        --          --          --
Net assets at end of period (000
  omitted)                          $1,373,949    $972,353      $507,784   $318,170    $294,019   $240,366

 ++Total returns for Class A shares do not include the applicable sales charge
   (except for reinvested dividends prior to October 1, 1989). If the charge had been included, the results would have been lower.
  +Annualized.
+++Not annualized.
  #Per share data for the periods subsequent to September 30, 1993, is based on average shares outstanding.
 ##For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
###Average commission rate is calculated for funds with fiscal years beginning on or after September 1, 1995.
 S.The distributor did not impose a portion of its distribution fee for the periods indicated. If this fee had been incurred by the Fund, the net investment income per share and the ratios would have been:

   Net investment income#                                      --    --     $  0.07     $  0.01   --    --
   Ratios (to average net assets):
    Expenses##                                                 --    --       1.05%       1.01%   --    --
    Net investment income                                      --    --       0.48%       0.04%   --    --

See notes to financial statements

-------------------------------------------------------------------------------

 Year Ended September 30,            1991        1990        1989        1988        1987
 -------------------------------- ---------------------- ----------- ----------- -----------
                                    Class A
 -------------------------------- ----------- ----------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value -
  beginning of period             $   9.62   $  11.49    $  10.20    $   12.54   $   10.42
                                  ---------------------- ----------- ----------- -----------
Income from investment
  operations -
 Net investment income            $   0.27   $   0.36 $      0.39    $    0.23   $    0.19
 Net realized and
   unrealized gain (loss)  on
   investments and  foreign
   currency  transactions             2.21      (1.52)       2.30        (2.19)       4.43
                                  ---------------------- ----------- ----------- -----------
  Total from investment
    operations                    $   2.48   $  (1.16)   $   2.69    $   (1.96)  $    4.62
                                  ---------------------- ----------- ----------- -----------
Less distributions declared to
  shareholders -
 From net investment income       $  (0.26)  $  (0.36)   $  (0.39)   $   (0.24)  $   (0.19)
 From net realized gain on
    investments                     --          --    *     (1.01)       (0.14)      (2.31)
                                  ---------------------- ----------- ----------- -----------
  Total distributions declared
    to shareholders               $  (0.26)  $  (0.71)   $  (1.40)   $   (0.38)  $   (2.50)
                                  ---------------------- ----------- ----------- -----------
Net asset value - end of period   $  11.84   $   9.62    $  11.49    $   10.20   $   12.54
                                  ---------------------- ----------- ----------- -----------
Total return++                       25.87%    (12.73)%     26.91%      (15.60)%     44.80%
Ratios (to average net assets)/Supplemental data:
 Expenses                             0.95%      0.83%       0.88%        0.86%        0.73%
 Net investment income                2.48%      3.21%       3.48%        2.36%        1.51%
Portfolio turnover                     177%        79%         99%         116%         101%
Net assets at end of period (000
  omitted)                        $231,316   $202,377    $251,857     $239,616     $321,050

 *For the year ended September 30, 1990, the per share distribution from paid-in capital was
  $0.0009.
++Total returns for Class A shares do not include the applicable sales charge (except for reinvested dividends prior to October 1, 1989). If the charge had been included, the results would have been lower.


See notes to financial statements

-------------------------------------------------------------------------------

                                                       Six Months
                                                         Ended
                                                       March 31,              Year ended September 30,
                                                          1997     ---------------------------------------------
                                                      (Unaudited)      1996       1995        1994      1993**
---------------------------------------------------- ------------- ----------- -----------  --------------------
                                                           Class B
---------------------------------------------------- -------------  ---------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                $    18.19    $  15.40    $  12.50     $14.47     $ 13.95
                                                     ------------- ----------- -----------  --------------------
Income from investment operations# -
 Net investment loss                                 $    (0.06)   $  (0.06) $    (0.03)    $(0.08)    $ (0.04)
 Net realized and unrealized gain
   on investments and foreign  currency transactions       0.41        3.82        2.96       1.00        0.56
                                                     ------------- ----------- -----------  --------------------
  Total from investment   operations                 $     0.35    $   3.76    $   2.93     $ 0.92     $  0.52
                                                     ------------- ----------- -----------  --------------------
Less distributions declared to shareholders -
 From net investment income                          $    --       $   --      $    -- ++   $(0.02)    $   --
 From net realized gain on  investments                   (0.90)      (0.97)      (0.03)     (2.87)        --
                                                     ------------- ----------- -----------  --------------------
  Total distributions declared to shareholders
                                                     $    (0.90)   $  (0.97)   $  (0.03)    $ 2.89)    $   --
                                                     ------------- ----------- -----------  --------------------
Net asset value - end of period                      $    17.64    $  18.19    $  15.40     $12.50     $ 14.47
                                                     ------------- ----------- -----------  --------------------
Total return                                               1.79%+++   25.59%      23.55%      6.91%       3.73 %
Ratios (to average net assets)/Supplemental data:
 Expenses##                                                1.74%+      1.66%       1.78%      1.82%       2.33%+
 Net investment loss                                      (0.65)%+    (0.37)%     (0.21)%    (0.65)%     (0.89)%+
Portfolio turnover                                           46%         81%         94%        79%         93%
Average commission rate##                            $   0.0315 $    0.0269        --         --           --
Net assets at end of period (000 omitted)            $1,122,966    $680,456    $178,117    $25,672        $447

**For the period from the commencement of offering of Class B shares,
  September 7, 1993, to September 30, 1993.
+Annualized.
+++Not annualized.
++For the year ended September 30, 1995, the per share distribution from net investment income was $0.00003.
  #Per share data for the periods subsequent to September 30, 1993, is based on average shares outstanding.
 ##For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
###Average commission rate is calculated for funds with fiscal years beginning on or after September 1, 1995.
See notes to financial statements

-------------------------------------------------------------------------------

                                                      Six Months
                                                         Ended
                                                       March 31,       Year Ended September 30,
                                                         1997     ---------------------------------
                                                      (Unaudited)    1996        1995      1994***
---------------------------------------------------- ------------ -----------  --------------------
                                                        Class C
---------------------------------------------------- ------------ ---------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                $     18.22   $  15.42    $ 12.51     $  13.18
                                                     ------------ -----------  --------------------
Income from investment operations# -
 Net investment loss                                 $     (0.06)  $  (0.06)   $ (0.02)    $  (0.04)
 Net realized and unrealized gain  on investments
  and foreign  currency transactions                        0.41       3.83       2.96         0.62
                                                     ------------ -----------  --------------------
  Total from investment   operations                 $      0.35   $   3.77    $  2.94     $   0.58
                                                     ------------ -----------  --------------------
Less distributions declared to shareholders -
 In excess of net investment income                  $      --     $   --      $  --++     $   --
 From net realized gain on  investments                    (0.92)      0.97)     (0.03)       (1.25)
                                                     ------------ -----------  --------------------
  Total distributions declared to   shareholders     $     (0.92)  $  (0.97)   $ (0.03)    $  (1.25)
                                                     ------------ -----------  --------------------
Net asset value - end of period                      $     17.65   $  18.22      15.42     $  12.51
                                                     ------------ -----------  --------------------
Total return                                               1.80%+++   25.67%     23.58%        4.43%
Ratios (to average net assets)/Supplemental data:
 Expenses##                                                1.71% +     1.67%      1.71%        1.74%+
 Net investment loss                                      (0.63)%+    (0.38)%    (0.15)%      (0.54)%+
Portfolio turnover                                           46%         81%        94%          79%
Average commission rate##                            $   0.0315    $ 0.0269        --            --
Net assets at end of period (000 omitted)            $265,309      $136,032    $25,737     $  4,821

***For the period from the commencement of offering of Class C shares,
   January 3, 1994, to September 30, 1994.
+Annualized.
+++Not annualized.
++For the six months ended March 31, 1997, and the year ended September 30, 1996, per share distributions in excess of net investment income were $0.00235 and $0.0027, respectively.
  #Per share data for the periods subsequent to September 30, 1993 is based on average shares outstanding.
 ##For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
###Average commission rate is calculated for funds with fiscal years beginning on or after September 1, 1995.
See notes to financial statements

-------------------------------------------------------------------------------

                                                                  Six Months Ended
                                                                         March 31,
                                                                             1997*
                                                                       (Unaudited)
----------------------------------------------------------------  ----------------
                                                                           Class I
 ---------------------------------------------------------------------------------
Per share data (for a share outstanding throughout the period):
Net asset value - beginning of period                                       $18.34
                                                                      ------------
Income from investment operations# -
 Net investment income                                                      $ 0.01
 Net realized and unrealized loss on investments and foreign
   currency transactions                                                     (0.34)
                                                                       ------------
   Total from investment operations                                         $(0.33)
                                                                       ------------
Net asset value - end of period                                             $18.01
                                                                       ------------
Total return                                                               (1.74)%+++
Ratios (to average net assets)/Supplemental data:
 Expenses##                                                                  0.81%+
 Net investment income                                                       0.23%+
Portfolio turnover                                                             46%
Average commission rate###                                                $ 0.0315
Net assets at end of period (000 omitted)                                  $14,809

  *For the period from the commencement of offering of Class I shares,
   January 2, 1997, to March 31, 1997.
  +Annualized.
+++Not annualized.
  #Per share data is based on average shares outstanding.
 ##For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
###Average commission rate is calculated for funds with fiscal years beginning on or after September 1, 1995.

See notes to financial statements

Notes to Financial Statements (Unaudited)

(1) Business and Organization
MFS Research Fund (the Fund) is a diversified series of MFS Series Trust V (the Trust). The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies
General - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political and economic environment.

Investment Valuations - Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted equity securities or listed equity securities for which last sale prices are not available are valued at last quoted bid prices. Debt securities (other than short- term obligations which mature in 60 days or less), including listed issues and forward contracts, are valued on the basis of valuations furnished by dealers or by a pricing service with consideration to factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Non-U.S. dollar denominated short-term obligations are valued at amortized cost as calculated in the base currency and translated into U.S. dollars at the closing daily exchange rate. Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

Foreign Currency Translation - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed.

Investment Transactions and Income - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and original issue discount are amortized or accreted for financial statement and tax reporting purposes as required by federal income tax regulations. Dividend income is recorded on the ex-dividend date for dividends received in cash. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

Fees Paid Indirectly - The Fund's custodian bank calculates its fee based on the Funds's average daily net assets. This fee is reduced according to an expense offset arrangement with State Street Bank, the dividend disbursing agent, which provides for partial reimbursement of custody fees based on a formula developed to measure the value of cash deposited by the Fund with the custodian and with the dividend disbursing agent. This amount is shown as a reduction of expenses on the Statement of Operations.

Tax Matters and Distributions - The Fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided. The Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return and, consequently, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders on Form 1099-DIV.

Foreign taxes have been provided for on interest and dividend income earned on foreign investments in accordance with the applicable country's tax rates and to the extent unrecoverable are recorded as a reduction of investment income. Distributions to shareholders are recorded on the ex-dividend date.

The Fund distinguishes between distributions on a tax basis and a financial reporting basis and requires that only distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated net realized gains.

Multiple Classes of Shares of Beneficial Interest - The Fund offers Class A, Class B, Class C, and Class I shares. The four classes of shares differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund pro rata based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

(3) Transactions with Affiliates
Investment Adviser - The Fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an effective annual rate of 0.36% of average daily net assets and 4.07% of investment income.

The Fund pays no compensation directly to its Trustees, who are officers of the investment adviser, or to officers of the Fund, all of whom receive remuneration for their services to the Fund from MFS. Certain officers and Trustees of the Fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD) and MFS Service Center, Inc. (MFSC). The Fund has an unfunded defined benefit plan for all of its independent Trustees and Mr. Bailey. Included in Trustees' compensation is a net periodic pension expense of $7,186 for the period ended March 31, 1997.

Distributor - MFD, a wholly owned subsidiary of MFS, as distributor, received $1,184,971 for the period ended March 31, 1997, as its portion of the sales charge on sales of Class A shares of the Fund.

The Trustees have adopted a distribution plan for Class A, Class B, and Class C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The Fund's distribution plan provides that the Fund will pay MFD up to 0.35% per annum of its average daily net assets attributable to Class A shares in order that MFD may pay expenses on behalf of the Fund related to the distribution and servicing of its shares. These expenses include a service fee to each securities dealer that enters into a sales agreement with MFD of up to 0.25% per annum of the Fund's average daily net assets attributable to Class A shares which are attributable to that securities dealer, a distribution fee to MFD of up to 0.10% per annum of the Fund's average daily net assets attributable to Class A shares, commissions to dealers and payments to MFD wholesalers for sales at or above a certain dollar level, and other such distribution-related expenses that are approved by the Fund. MFD retains the service fee for accounts not attributable to a securities dealer, which amounted to $246,846 for the period ended March 31, 1997. Fees incurred under the distribution plan during the period ended March 31, 1997, were 0.34% of average daily net assets attributable to Class A shares on an annualized basis.

The Fund's distribution plan provides that the Fund will pay MFD a distribution fee of 0.75% per annum, and a service fee of up to 0.25% per annum, of the Fund's average daily net assets attributable to Class B and Class C shares. MFD will pay to securities dealers that enter into a sales agreement with MFD all or a portion of the service fee attributable to Class B and Class C shares, and will pay to such securities dealers all of the distribution fee attributable to Class C shares. The service fee is intended to be additional consideration for services rendered by the dealer with respect to Class B and Class C shares. MFD retains the service fee for accounts not attributable to a securities dealer, which amounted to $41,731 and $42,357 for Class B and Class C shares, respectively, for the six months ended March 31, 1997. Fees incurred under the distribution plan during the period ended March 31, 1997, were 1.00% of average daily net assets attributable to Class B and Class C shares on an annualized basis.

Purchases over $1 million of Class A shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months following such purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class C shares in the event of a shareholder redemption within 12 months of purchases made on or after April 1, 1996. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the period ended March 31, 1997, were $22,279, $525,029 and $38,082 for Class A, Class B, and Class C shares, respectively.

Shareholder Servicing Agent - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the fund's average daily net assets at an effective annual rate of 0.13%. Prior to January 1, 1997, the fee was calculated as a percentage of the average daily net assets of each class of shares at an effective annual rate of up to 0.15%, up to 0.22%, and up to 0.15% attributable to Class A, Class B, and Class C shares, respectively.

(4) Portfolio Securities
Purchases and sales of investments, other than U.S. government securities, purchased option transactions and short-term obligations, aggregated $1,984,846,039 and $1,043,840,395, respectively.

The cost and unrealized appreciation or depreciation in value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

 Aggregate cost                    $2,558,019,535
                                  ---------------
Gross unrealized appreciation      $  308,000,502
Gross unrealized depreciation       (98,652,276)
                                  ---------------
  Net unrealized appreciation      $  209,348,226
                                  ---------------

(5) Shares of Beneficial Interest
The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

Class A Shares

                          Period Ended March 31, 1997     Year Ended September 30, 1996
                        -------------------------------  --------------------------------
                            Shares          Amount           Shares           Amount
----------------------- -------------- ---------------- ---------------  ----------------
Shares sold               31,696,243     $ 605,695,659     28,748,439     $ 487,826,641
Shares issued to
  shareholders in
  reinvestment of
  distributions            2,791,623        51,617,097      1,940,972        30,104,947
Shares transferred to
  Class I                   (807,081)      (14,801,865)        --               --
Shares reacquired         (9,833,800)     (187,442,746)   (10,737,215)     (180,437,578)
                        -------------- ---------------- ---------------  ----------------
 Net increase             23,846,985     $ 455,068,145     19,952,196     $ 337,494,010
                        -------------- ---------------- ---------------  ----------------
Class B Shares
                        Period Ended March 31, 1997     Year Ended September 30, 1996
                        -------------------------------  --------------------------------
                        Shares         Amount           Shares          Amount
----------------------- -------------- ---------------- ---------------  ----------------
Shares sold               28,608,263     $ 535,202,325     29,925,009     $ 502,583,896
Shares issued to
  shareholders in
  reinvestment of
  distributions            1,931,180        35,050,939        788,392        12,070,744
Shares reacquired         (4,280,590)      (80,033,213)    (4,869,789)      (81,458,430)
                        -------------- ---------------- ---------------  ----------------
 Net increase             26,258,853     $ 490,220,051     25,843,612     $ 433,196,210
                        -------------- ---------------- ---------------  ----------------
Class C Shares
                        Period Ended March 31, 1997     Year Ended September 30, 1996
                        -------------------------------  --------------------------------
                        Shares         Amount           Shares          Amount
----------------------- -------------- ---------------- ---------------  ----------------
Shares sold                8,201,337     $ 153,577,441      6,609,234     $ 111,382,136
Shares issued to
  shareholders in
  reinvestment of
  distributions              344,968         6,264,620         99,391         1,523,677
Shares reacquired           (979,890)      (18,310,729)      (910,720)      (15,126,639)
                        -------------- ---------------- ---------------  ----------------
 Net increase              7,566,415     $ 141,531,332      5,797,905     $  97,779,174
                        -------------- ---------------- ---------------  ----------------

Class I Shares

                            Period Ended March 31,
                                    1997*
                          -------------------------
                             Shares       Amount
------------------------- ----------- -------------
Shares sold                  44,933    $   842,421
Shares issued to
  shareholders in
  reinvestment of
  distributions                 --             --
Shares transferred from
  Class A                   807,081     14,801,865
Shares reacquired           (29,894)      (573,742)
                          ----------- -------------
 Net increase               822,120    $15,070,544
                          ----------- -------------

* For the period from the commencement of offering of Class I shares, January 2, 1997 to March 31, 1997.

(6) Line of Credit
The Fund entered into an agreement which enables it to participate with other funds managed by MFS in an unsecured line of credit with a bank which permits borrowings up to $400 million, collectively. Borrowings may be made to temporarily finance the repurchase of Fund shares. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to the Fund for the six months ended March 31, 1997, was $15,369.

[7] Transactions in Securities of Affiliated Issuers
Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund's investments in such securities of these issuers during the period ended March 31, 1997, is set forth below. The Fund had no acquisitions or dispositions of the security and the security paid no distributions during the period ended March 31, 1997.

 Description        Shares       Value
 ---------------------------  ------------
Uromed Corp.      1,351,000    $9,963,625
                              ------------

(8) Restricted Securities
The Fund may invest not more than 10% of its net assets in securities which are subject to legal or contractual restrictions on resale. At March 31, 1997, the Fund owned the following restricted securities (constituting 0.58% of net assets) which may not be publicly sold without registration under the Securities Act of 1933 (the 1933 Act). The Fund does not have the right to demand that such securities be registered. The value of these securities is determined by valuations supplied by a pricing service or brokers or, if not available, in good faith by or at the direction of the Trustees.

                                             Share
Description          Date of Acquisition    Amount         Cost          Value
 ------------------  -------------------------------- --------------  -------------
Jarvis Hotels PLC             6/21/96-3/17/97  5,532,295 $15,102,001  $15,992,758
                                                                      -------------

             ----------------------------------------------
This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

Introducing a quick and easy way to learn some financial basics:

                            The ABC's of Investing
                         part of MFS(R) Heritage Planning(SM)

[GRAPHIC]MAN AND WOMAN JUGGLING BLOCKS

This series of brief messages provides an overview of investment topics, including:

o Dollar-cost Averaging: a simple method of investing that could work for anyone
o Interest Rate Changes: what every fixed-income investor should know
o Lump-sum Rollovers: how to handle a windfall
o Professional Financial Advisers: why even smart investors may need one
o Straw into Gold: tips for weaving small lifestyle changes into dollars to invest
o Weathering Market Downturns: how to maintain perspective
o Basic Steps Smart Investors Take Automatically

The series will include messages on other topics as they become available.

You can read through each topic quickly -- in five minutes at most. Of course, these materials are not designed to turn you into an expert. Your financial adviser can provide more information on any of the ABC subjects. A conversation with your adviser might also provide an opportune occasion to review your portfolio and to assess your present and future financial needs.

To request your free copy of The ABCs of Investing series, call MFS at 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

As part of MFS Heritage Planning, your adviser has access to a wide range of MFS materials he or she would be happy to share with you on topics related to the intergenerational concerns of people today. These include financing college tuition and a secure retirement, eldercare, tax-smart gifting strategies, estate and health care planning, and other issues.

The MFS Family of Funds(R)
America's Oldest Mutual Fund Group

The members of the MFS Family of Funds are grouped below according to the types of securities in their portfolios. For free prospectuses containing more complete information, including the exchange privilege and all charges and expenses, please contact your financial adviser or call MFS at 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time. This material should be read carefully before investing or sending money.

Stock
----------------
Massachusetts Investors Trust
Massachusetts Investors Growth Stock Fund
MFS(R) Capital Growth Fund
MFS(R) Emerging Growth Fund
MFS(R) Gold & Natural Resources Fund
MFS(R) Growth Opportunities Fund
MFS(R) Managed Sectors Fund
MFS(R) OTC Fund
MFS(R)Research Fund
MFS(R) Research Growth and Income Fund
MFS(R) Strategic Growth Fund
MFS(R) Value Fund

Stock and Bond
--------------------------------------------------------------
MFS(R) Total Return Fund
MFS(R) Utilities Fund Bond

Bond
--------------------------------------------------------------
MFS(R) Bond Fund
MFS(R) Government Mortgage Fund
MFS(R) Government Securities Fund
MFS(R) High Income Fund
MFS(R) Intermediate Income Fund
MFS(R) Strategic Income Fund

Limited Maturity Bond
--------------------------------------------------------------
MFS(R) Government Limited Maturity Fund
MFS(R) Limited Maturity Fund
MFS(R) Municipal Limited Maturity Fund

World
--------------------------------------------------------------
MFS(R)/Foreign & Colonial Emerging Markets Equity Fund
MFS(R)/Foreign & Colonial International Growth and Income Fund
MFS(R)/Foreign & Colonial International Growth Fund
MFS(R) World Asset Allocation Fund(SM)
MFS(R) World Equity Fund
MFS(R) World Governments Fund
MFS(R) World Growth Fund
MFS(R) World Total Return Fund

National Tax-Free Bond
--------------------------------------------------------------
MFS(R) Municipal Bond Fund
MFS(R) Municipal High Income Fund
MFS(R) Municipal Income Fund

State Tax-Free Bond
--------------------------------------------------------------
Alabama, Arkansas, California, Florida,
Georgia, Maryland, Massachusetts,
Mississippi, New York, North Carolina,
Pennsylvania, South Carolina, Tennessee,
Virginia, West Virginia

Money Market
--------------------------------------------------------------
MFS(R) Cash Reserve Fund
MFS(R) Government Money Market Fund
MFS(R) Money Market Fund

MFS(R) Research Fund

Trustees
A. Keith Brodkin* - Chairman and President
Richard B. Bailey* - Private Investor;
Former Chairman and Director (until 1991), Massachusetts Financial Services Company; Director, Cambridge Bancorp; Director, Cambridge Trust Company
Peter G. Harwood - Private Investor
J. Atwood Ives - Chairman and Chief Executive Officer, Eastern Enterprises Lawrence T. Perera - Partner, Hemenway & Barnes
William J. Poorvu - Adjunct Professor, Harvard University Graduate School of Business Administration
Charles W. Schmidt - Private Investor
Arnold D. Scott* - Senior Executive Vice President, Director and Secretary, Massachusetts Financial Services Company
Jeffrey L. Shames* - President and Director, Massachusetts Financial Services Company
Elaine R. Smith - Independent Consultant
David B. Stone - Chairman, North American Management Corp. (investment advisers) Investment Adviser
Massachusetts Financial Services Company
500 Boylston Street
Boston, MA 02116-3741
Distributor
MFS Fund Distributors, Inc.
500 Boylston Street
Boston, MA 02116-3741
Director of Research
Kevin R. Parke*
Treasurer
W. Thomas London*
Assistant Treasurer
James O. Yost*
Secretary
Stephen E. Cavan*
Assistant Secretary
James R. Bordewick, Jr.*
Custodian
Investors Bank & Trust Company
*Affiliated with the Investment Adviser
Investor Information
For MFS stock and bond market outlooks, call toll free: 1-800-637-4458 anytime from a touch-tone telephone.
For information on MFS mutual funds, call your financial adviser or, for an information kit, call toll free: 1-800-637-2929 any business day from 9 a.m. to 5 p.m. Eastern time (or leave a message anytime). Investor Service
MFS Service Center, Inc.
P.O. Box 2281
Boston, MA 02107-9906
For general information, call toll free:
1-800-225-2606 any business day from
8 a.m. to 8 p.m. Eastern time.
For service to speech- or hearing-impaired, call toll free: 1-800-637-6576 any business day from 9 a.m. to 5 p.m. Eastern time. (To use this service, your phone must be equipped with a Telecommunications Device for the Deaf.)
For share prices, account balances, and exchanges, call toll free:
1-800-MFS-TALK (1-800-637-8255) anytime from a touch-tone telephone.
World Wide Web www.mfs.com

[GRAPHIC] DALBAR LOGO

For the third year in a row, MFS earned a #1 ranking in the DALBAR, Inc. Broker/Dealer Survey, Main Office Operations Service Quality Category. The firm achieved a 3.48 overall score on a scale of 1 to 4 in the 1996 survey. A total of 110 firms responded, offering input on the quality of service they received from 29 mutual fund companies nationwide. The survey contained questions about service quality in 15 categories, including "knowledge of phone service contacts," "accuracy of transaction processing," and "overall ease of doing business with the firm."

MFS(R)
Research
Fund

500 Boylston Street
Boston, MA 02116-3741

[GRAPHIC]MFS LOGO

(C)1997 MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116-3741

[LOGO]DALBAR LOGO]

Bulk Rate
U.S. Postage
P A I D
Permit #55638
Boston, MA

MFR-3 5/97    335M    14/214/314